SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of shares
Unvested as of December 31, 2014 | shares	41,741
Granted | shares	853,614
Vested | shares	(134,422)
Forfeited | shares	(28,298)
Unvested as of December 31, 2015 | shares	732,634
Weighted average grant date fair value
Unvested as of December 31, 2014 | $ / shares	$ 16.5
Granted | $ / shares	20.52
Vested | $ / shares	18.68
Forfeited | $ / shares	20.73
Unvested as of December 31, 2015 | $ / shares	$ 20.62